BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Statement of Compliance	Statement of Compliance
These unaudited interim condensed and consolidated financial statements (“interim financial statements”) of our company and its subsidiaries have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”) as issued by the International Accounting Standards Board (“IASB”) and using the accounting policies our company applied in its consolidated financial statements as of and for the year-ended December 31, 2021 (“consolidated financial statements”). The accounting policies that our company applied in its consolidated financial statements are disclosed in Note 3 of such financial statements, of which reference should be made in reading these interim financial statements. In addition to the accounting policies disclosed in Note 3 of our consolidated financial statements, our interim financial statements have been prepared in accordance with the accounting policies described below .
These interim financial statements were authorized for issuance by the Board of Directors of our company on August 11, 2022.

Basis of presentation	Basis of presentationThe interim financial statements are prepared on a going concern basis.
Significant Accounting Judgments and Key Sources of Estimation Uncertainty	Significant Accounting Judgments and Key Sources of Estimation Uncertainty In preparing our interim financial statements, we make judgments in applying our accounting policies. The areas of judgment are consistent with those reported in our consolidated financial statements. As disclosed in our consolidated financial statements, our company uses significant assumptions and estimates to determine the fair value of our property, plant and equipment and the value-in-use or fair value less costs of disposal of the cash-generating units or groups of cash generating units to which goodwill or an intangible asset has been allocated. In addition, the impairment assessment of investments in associates requires estimation of the recoverable amount of the investment.